Long-Term Debt	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

	As at
	June 30,	December 31,
($ millions)	2024	2023
Long-term debt	29,474	28,131
Credit facility borrowings	2,006	1,572
Total long-term debt	31,480	29,703
Less: Deferred financing costs and debt discounts	(179)	(172)
Less: Current installments of long-term debt	(2,630)	(2,296)
	28,671	27,235

Significant Long-Term Debt Issuances		Interest
Year-to-date June 30, 2024	Month	Rate				Use of
($ millions, except as noted)	Issued	(%)	Maturity	Amount		Proceeds
ITC
Secured senior notes	January	5.98	2034	US	85	(1) (2) (3)
First mortgage bonds	January	5.11	2029	US	75	(1) (2) (3)
First mortgage bonds	January	5.38	2034	US	75	(1) (2) (3)
Unsecured senior notes	May	5.65	2034	US	400	(3) (4)
Central Hudson
Senior notes	April	5.59	2031	US	25	(1) (3)
Senior notes	April	5.69	2034	US	35	(1) (3)
FortisAlberta
Unsecured debentures	May	4.90	2054	300		(1) (2) (3) (4)
Caribbean Utilities
Unsecured senior notes	May	6.17	2039	US	40	(1) (2) (3) (5)
Unsecured senior notes	May	6.37	2049	US	40	(1) (2) (3) (5)
UNS Energy
Unsecured senior notes	June	5.60	2036	US	30	(1) (3)
(1)    Repay short-term and/or credit facility borrowings
(2)    Fund capital expenditures
(3)    General corporate purposes
(4)     Repay maturing long-term debt
(5)     Total of US$50 million expected to be used to fund or refinance a portfolio of new and/or existing qualifying green initiatives

In November 2022, Fortis filed a short-form base shelf prospectus with a 25-month life under which it may issue common or preference shares, subscription receipts, or debt securities in an aggregate principal amount of up to $2.0 billion. In September 2023, Fortis established an at-the-market equity program ("ATM Program") pursuant to the short-form base shelf prospectus, that allows the Corporation to issue up to $500 million of common shares from treasury to the public from time to time, at the Corporation's discretion, effective until December 22, 2024. As at June 30, 2024, $500 million remained available under the ATM Program and $1.5 billion remained available under the short-form base shelf prospectus.

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2024	2023
Total credit facilities	4,234	2,260	6,494	6,176
Credit facilities utilized:
Short-term borrowings (1)	(68)	—	(68)	(119)
Long-term debt (including current portion) (2)	(1,192)	(814)	(2,006)	(1,572)
Letters of credit outstanding	(55)	(21)	(76)	(101)
Credit facilities unutilized	2,919	1,425	4,344	4,384
(1)    The weighted average interest rate was 7.3% (December 31, 2023 - 6.9%).
(2)    The weighted average interest rate was 5.7% (December 31, 2023 - 6.2%). The current portion was $1,610 million (December 31, 2023 - $1,160 million).

Credit facilities are syndicated primarily with large banks in Canada and the U.S., with no one bank holding more than approximately 20% of the Corporation's total revolving credit facilities. Approximately $6.0 billion of the total credit facilities are committed with maturities ranging from 2024 through 2029.
See Note 14 in the 2023 Annual Financial Statements for a description of the credit facilities as at December 31, 2023.

In April 2024, FortisBC Energy increased its operating credit facility from $700 million to $900 million and extended the maturity to July 2028. In May 2024, FortisBC Electric increased its operating credit facility from $150 million to $200 million and extended the maturity to April 2028.
In May 2024, the Corporation extended the maturity on its unsecured US$500 million non-revolving term credit facility to May 2025. The facility is repayable at any time without penalty. In June 2024, the Corporation amended its $1.3 billion revolving term committed credit facility to extend the maturity to July 2029.